Financial risk management - Changes in liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in liabilities arising from financing activities [abstract]
Beginning of period	$ 624,635	$ 551,547
Changes from financing cash flows	(136,455)	14,207
Effect of changes in foreign exchange rates	(12,030)	37
Changes in fair value	190	6,462
Interest expense	44,415	42,304
Other changes	21,052	10,078
End of period	541,807	624,635	$ 551,547
Other amounts paid due to net financing activities	(4,003)	(3,755)
Cash flows from (used in) financing activities	(140,458)	10,452	(113,333)
Interest paid		16,705
Proceeds from debt issuance		60,000
Share issuance costs		43,755
Proceeds from equity issuance		40,000
Bank borrowings.
Changes in liabilities arising from financing activities [abstract]
Beginning of period	98,967	107,607
Changes from financing cash flows	(24,529)	(15,604)
Effect of changes in foreign exchange rates	(5,991)	1,927
Interest expense	3,185
Other changes	6,201	5,037
End of period	77,833	98,967	107,607
Obligations under leases
Changes in liabilities arising from financing activities [abstract]
Beginning of period	18,358	22,536
Changes from financing cash flows	(11,590)	(11,232)
Effect of changes in foreign exchange rates	(750)	(1,188)
Interest expense	1,587
Other changes	14,266	8,242
End of period	21,871	18,358	22,536
Debt instruments
Changes in liabilities arising from financing activities [abstract]
Beginning of period	440,297	357,508
Changes from financing cash flows	(136,260)	43,295
Changes in fair value	190	6,462
Interest expense	34,404	36,233
Other changes	4,811	(3,201)
End of period	343,442	440,297	357,508
Financial loans from government agencies
Changes in liabilities arising from financing activities [abstract]
Beginning of period	67,013	63,896
Changes from financing cash flows	35,924	(2,252)
Effect of changes in foreign exchange rates	(5,289)	(702)
Interest expense	5,239	6,071
Other changes	(4,226)
End of period	$ 98,661	$ 67,013	$ 63,896